FINANCIAL AND CAPITAL RISK MANAGEMENT - Commodity price risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial asset	¥ 1,867,235
Futures contracts
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial asset	¥ 9,534	¥ 54,756
Commodity price risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increased/decreased in risk assumption (as a percent)	3.00%	3.00%
Commodity price risk | Primary aluminum
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increased/decreased profit for the year by increased/decreased of risk assumption	¥ 46,000	¥ 7,000
Commodity price risk | Primary aluminum | Futures contracts | Financial liabilities at fair value through profit or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial liability		3,000
Commodity price risk | Primary aluminum | European option contracts | Financial liabilities at fair value through profit or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial liability	100
Commodity price risk | Primary aluminum | Futures contracts | Financial liabilities at fair value through profit or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial liability	89,000
Commodity price risk | Primary aluminum | Futures contracts | Financial assets at fair value through profit or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial asset	10,000	55,000
Commodity price risk | Copper
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increased/decreased profit for the year by increased/decreased of risk assumption	300	4,000
Commodity price risk | Zinc
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increased/decreased profit for the year by increased/decreased of risk assumption	7,000	1,000
Commodity price risk | Lead
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increased/decreased profit for the year by increased/decreased of risk assumption		100
Commodity price risk | Coal
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increased/decreased profit for the year by increased/decreased of risk assumption	¥ 200	¥ 1,000